Income Taxes (Details) - Schedule of effective tax rates applied to income before income taxes (Parentheticals)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AutoLotto, Inc. [Member]
Income Taxes (Details) - Schedule of effective tax rates applied to income before income taxes (Parentheticals) [Line Items]
Statutory rate	21.00%	21.00%